Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) investing activities [abstract]
Investment disposal	R$ 261,355	R$ 47,066	R$ 58,132	R$ 0
Additions in investments		0	10,780	4,829
Additions to intangible		4,098,286	13,388	8,319
Net cash used in investing activities from continuing operations		(6,348,127)	(3,099,567)	(2,216,994)
Net cash generated by investment activities from discontinued operations		608,713	(35,524)	(558,002)
Cash flows from investing activities		(5,739,414)	(3,135,091)	(2,774,996)
Cash flow from financing activities
Capital increase		0	2,031,619	0
TransactionCostsInCapitalIncrease		0	14,941	0
Share buyback		50,044	0	0
Net cash used in financing activities		803,856	2,696,572	(1,922,041)
Cash and cash equivalents at the beginning of the period		5,634,623
Cash and cash equivalents at the end of the period		4,161,939	5,634,623
Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities		(183,674)	811,605	3,079,427
Cash flows from (used in) investing activities [abstract]
Financial investments		15,832	(6,109)	(5,636)
Loans and financing granted to related parties		(22,200)	(236,024)	(146,063)
Receipt of loans and financing granted to related parties		22,200	282,087	100,000
Investment disposal		2,066	14,533	0
Additions in investments		(613,150)	(61,950)	(4,829)
Additions to property, plant and equipment		(17)	(1,659)	(4,436)
Additions to intangible		(2,378)	(1,742)	(1,592)
Net cash used in investing activities from continuing operations		(597,647)	(10,864)	(62,556)
Net cash generated by investment activities from discontinued operations		467,566	(35,000)	0
Cash flows from investing activities		(130,081)	(45,864)	(62,556)
Cash flow from financing activities
Amortization of principal - loans and financing		0	0	(774,899)
Amortization of principal - debentures		0	0	(500,000)
Amortization of principal - Lease liabilities		(709)	(512)	(378)
Capital increase		0	2,031,619	0
TransactionCostsInCapitalIncrease		0	(14,941)	0
Share buyback		(50,044)	0	0
Dividends and interest on capital paid		(1,586,565)	(750,371)	(2,167,769)
Net cash used in financing activities		(1,637,318)	1,265,795	(3,443,046)
Total effects on cash and cash equivalents		(1,951,073)	2,031,536	(426,175)
Cash and cash equivalents at the beginning of the period		2,231,413	199,877	626,052
Cash and cash equivalents at the end of the period		280,340	2,231,413	199,877
Change in cash and cash equivalents		R$ (1,951,073)	R$ 2,031,536	R$ (426,175)